GOLDMAN SACHS TRUST II

Goldman Sachs Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Global Equity Fund

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

(the “Funds”)

Supplement dated November 29, 2021 to the

Prospectus dated February 28, 2021, as supplemented to date

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Diamond Hill Capital Management Inc. and T. Rowe Price Associates, Inc. will now serve as Underlying Managers of the Goldman Sachs Multi-Manager Global Equity Fund and Pacific Asset Management LLC will now serve as an Underlying Manager of the Goldman Sachs Multi-Manager Non-Core Fixed Income Fund.

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces the third paragraph in the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Portfolio Management” section of the Prospectus:

As of the date of the Prospectus, Axiom Investors LLC (“Axiom”), Boston Partners Global Investors, Inc. (“Boston Partners”), Causeway Capital Management LLC (“Causeway”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), DWS Investment Management Americas, Inc. (“DIMA”), GW&K Investment Management, LLC (“GW&K”), Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”), Principal Global Investors, LLC (“Principal”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), Vulcan Value Partners, LLC (“Vulcan”), WCM Investment Management, LLC (“WCM”) and Wellington Management Company LLP (“Wellington”) are the Underlying Managers (investment subadvisers) for the Fund..

The following replaces the third paragraph in the “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Portfolio Management” section of the Prospectus:

As of the date of the Prospectus, Ares Capital Management II LLC (“Ares”), BlueBay Asset Management LLP (“BlueBay”), BlueBay Asset Management USA LLC (“BlueBay USA”), Brigade Capital Management, LP (“Brigade”), Marathon Asset Management, L.P. (“Marathon”), Nuveen Asset Management, LLC (“Nuveen”), Pacific Asset Management LLC (“Pacific”), River Canyon Fund Management LLC (“River Canyon”) and TCW Investment Management Company LLC (“TCW”) are the Underlying Managers (investment subadvisers) for the Fund.

The following is added to the “Service Providers—Investment Subadvisers (Underlying Managers)—Multi-Manager Global Equity Fund” section of the Prospectus:

Diamond Hill Capital Management Inc.

Diamond Hill Capital Management Inc. (“Diamond Hill”) is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, and is an investment adviser registered with the SEC. The firm has approximately $26.4 billion of assets under management as of December 31, 2020. With respect to the Fund, the firm manages an allocation of large-cap equity securities. Diamond Hill’s large-cap equity strategy utilizes bottom-up fundamental research to construct of diversified portfolio of predominately U.S. securities.

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is located at 100 East Pratt Street, Baltimore, Maryland 21202, and is an investment adviser registered with the SEC. The firm has approximately $1.47 trillion of assets under management as of December 31, 2020. With respect to the Fund, the firm manages a large-cap U.S. equity growth strategy. T. Rowe Price’s large-cap U.S. equity growth strategy seeks to invest in emerging and leading growth companies with high-quality earnings, strong free cash flow growth, and strong management teams.

The following is added to the “Service Providers—Investment Subadvisers (Underlying Managers)—Multi-Manager Non-Core Fixed Income Fund” section of the Prospectus:

Pacific Asset Management LLC

Pacific Asset Management LLC (“Pacific”) is located at 840 Newport Center Drive, 7th Floor, Newport Beach, California, 92660, and is an investment adviser registered with the SEC. The firm has approximately $14.48 billion of assets under management as of December 31, 2020. With respect to the Fund, Pacific manages an allocation of corporate bank loans.

The following is added at the end of the third paragraph after the table in the “Service Providers—Management Fee and Other Expenses” section of the Prospectus:

A discussion regarding the basis for the Board of Trustees’ approval of the Sub-Advisory Agreements for Diamond Hill, Pacific Asset Management LLC, and T. Rowe Price will be available in the Funds’ semi-annual report for the period ended April 30, 2022.

This Supplement should be retained with your Prospectus for future reference.

SMACMGRSTK 11-21